Promissory Note Receivable (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 12, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan		$ 220
Forbearance Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	$ 220
Forbearance Agreement [Member] | February 14, 2018 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan		25
Forbearance Agreement [Member] | June 30, 2018 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan		25
Forbearance Agreement [Member] | September 30, 2018 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan		85
Forbearance Agreement [Member] | December 31, 2018 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan		$ 85